Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table sets forth the compensation for Ron Kurtz, M.D., our principal executive officer (“PEO”), and the average compensation for our named executive officers other than our PEO (“non-PEO NEOs”) for fiscal years 2024, 2023, and 2022 (each a “Covered Year”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. “Compensation actually paid” does not reflect amounts actually realized by our PEO and Non-PEO NEOs and may be higher or lower than amounts, if any, that are actually realized by such individuals. The table below also provides information for each Covered Year regarding our cumulative total shareholder return, the total shareholder return of the S&P Healthcare & Supplies Index, our net income, and our revenue.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($)	Revenue ($ Millions) (5)
2024	6,982,453	5,115,927	5,804,227	4,221,090	305.60	76.22	(27.5)	139.9
2023	3,081,597	11,796,221	1,808,267	6,263,724	358.40	72.30	(48.6)	89.1
2022	1,025,471	1,245,648	649,355	762,518	112.62	76.64	(66.8)	49.0

(1)
Ron Kurtz, M.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022-2024

Shelley Thunen
Eric Weinberg
Ilya Goldshleger, Ph.D.
(2)
The amounts shown for compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation actually paid reflects the following exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
(4)
The Peer Group TSR set forth in this table utilizes the S&P Healthcare and Supplies Index (“S&P Healthcare Select Industry Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company and in the S&P Healthcare Select Industry Index, respectively, and assumes reinvestment of dividends, if any. The stock price performance shown is not necessarily indicative of future stock performance.
(5)
We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024.

Fiscal Year	2024
Summary Compensation Table Total for PEO ($)	6,982,453
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(5,537,883)
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	2,392,712
Minus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(1,066,451)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	847,052
Plus Change in Fair Value between the Vesting Date and the End of the Prior Year of Equity Awards Granted in Prior Years that Vested in the Year ($)	1,498,044
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—
Compensation Actually Paid to PEO ($)	5,115,927

Fiscal Year	2024
Average Summary Compensation Table Total for Non-PEO NEOs ($)	5,804,227
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(4,919,347)
Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	2,432,900
Minus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(527,350)
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	644,621
Plus Non-PEO NEO Average Year over Year Change in Fair Value between the Vesting Date and the End of the Prior Year of Equity Awards Granted in Prior Years that Vested in the Year ($)	786,039
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—
Average Compensation Actually Paid to Non-PEO NEOs ($)	4,221,090

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)
Ron Kurtz, M.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022-2024

Shelley Thunen
Eric Weinberg
Ilya Goldshleger, Ph.D.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P Healthcare and Supplies Index (“S&P Healthcare Select Industry Index”),
PEO Total Compensation Amount	$ 6,982,453	$ 3,081,597	$ 1,025,471
PEO Actually Paid Compensation Amount	5,115,927	11,796,221	1,245,648
Non-PEO NEO Average Total Compensation Amount	5,804,227	1,808,267	649,355
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,221,090	6,263,724	762,518
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Financial Performance Measures

The following list presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2024 to Company performance. The measures in this list are not ranked.

•
Revenue;
•
LAL/LAL+ Revenue;
•
Gross Margin; and
•
Cash Use.

Total Shareholder Return Amount	$ 305.6	358.4	112.62
Peer Group Total Shareholder Return Amount	76.22	72.3	76.64
Net Income (Loss)	$ (27.5)	$ (48.6)	$ (66.8)
Company Selected Measure Amount	139,900,000	89,100,000	49,000,000
Initial Fixed Investment Value	$ 100
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	LAL/LAL+ Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Cash
Ron Kurtz M.D [Member]
Pay vs Performance Disclosure
PEO Name	Ron Kurtz, M.D.	Ron Kurtz, M.D.	Ron Kurtz, M.D.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,537,883)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,392,712
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,066,451)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	847,052
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,498,044
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,919,347)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,432,900
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(527,350)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	644,621
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	786,039
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0